Debt - Disclosure of contractual maturities of lease liabilities (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	€ 2,852
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	866
Due between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	1,001
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	€ 985